Consolidated Statement of Operations $ in Thousands	11 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Statements of Operations [Abstract]
Commissions	$ (424)
Vessel revenue, net	22,784
Expenses:
Voyage expenses	(5,245)
Vessel operating expenses	(5,179)
Management fees	(241)
Management fees - related party	(285)
General and administration expenses	(5,524)
Depreciation	(1,903)
Gain on sale of vessels, net	36,095
Operating (loss) / income	40,502
Other income / (expenses), net:
Interest and finance costs	(2,452)
Loss on extinguishment of debt	(593)
Interest and other income	39
Foreign currency exchange losses, net	(6)
Total other (expenses) / income, net	(3,012)
Net (loss) / income	37,490
Dividends on Series C preferred shares	(743)
Dividends to non-vested participating securities	(667)
Undistributed earnings to non-vested participating securities	(994)
Net income attributable to common stockholders	$ 35,086
Earnings per share, basic (in dollars per share) | $ / shares	$ 7.79
Earnings per share, diluted (in dollars per share) | $ / shares	$ 4.92
Weighted average common shares outstanding, basic (in shares) | shares	4,503,397
Weighted average common shares outstanding, diluted (in shares) | shares	7,299,561